Pioneer Variable Contracts Trust
Pioneer Equity Income

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  September 30, 2023

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.9%
	Common Stocks — 99.4% of Net Assets
	Air Freight & Logistics — 2.5%
4,682	CH Robinson Worldwide, Inc.	$ 403,261
9,728	United Parcel Service, Inc., Class B	1,516,303
	Total Air Freight & Logistics	$1,919,564
	Automobile Components — 1.6%
13,122	Autoliv, Inc.	$ 1,266,010
	Total Automobile Components	$1,266,010
	Automobiles — 1.1%
24,678	Honda Motor Co., Ltd. (A.D.R.)	$ 830,168
	Total Automobiles	$830,168
	Banks — 8.5%
65,583	Bank of America Corp.	$ 1,795,662
14,683	JPMorgan Chase & Co.	2,129,329
6,728	PNC Financial Services Group, Inc.	825,997
43,428	Wells Fargo & Co.	1,774,468
	Total Banks	$6,525,456
	Broadline Retail — 1.4%
24,801	eBay, Inc.	$ 1,093,476
	Total Broadline Retail	$1,093,476
	Capital Markets — 8.8%
4,797	CME Group, Inc.	$ 960,456
14,993	Morgan Stanley	1,224,478
14,440	Northern Trust Corp.	1,003,291
12,960	Raymond James Financial, Inc.	1,301,573
25,351	State Street Corp.	1,697,503
5,346	T Rowe Price Group, Inc.	560,635
	Total Capital Markets	$6,747,936
	Chemicals — 2.0%
3,003	Air Products and Chemicals, Inc.	$ 851,050
12,876	Corteva, Inc.	658,736
	Total Chemicals	$1,509,786
	Communications Equipment — 1.5%
21,734	Cisco Systems, Inc.	$ 1,168,420
	Total Communications Equipment	$1,168,420
	Consumer Staples Distribution & Retail — 2.3%
8,096	Target Corp.	$ 895,174
5,461	Walmart, Inc.	873,378
	Total Consumer Staples Distribution & Retail	$1,768,552
	Electric Utilities — 1.2%
15,818	Xcel Energy, Inc.	$ 905,106
	Total Electric Utilities	$905,106
	Electrical Equipment — 0.8%
2,744	Eaton Corp. Plc	$ 585,240
	Total Electrical Equipment	$585,240

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Electronic Equipment, Instruments & Components — 1.2%
4,588	CDW Corp.	$ 925,675
	Total Electronic Equipment, Instruments & Components	$925,675
	Entertainment — 1.8%
16,713(a)	Walt Disney Co.	$ 1,354,589
	Total Entertainment	$1,354,589
	Food Products — 4.9%
24,852	Campbell Soup Co.	$ 1,020,920
5,307	John B Sanfilippo & Son, Inc.	524,332
12,330	McCormick & Co., Inc., Non-Voting Shares	932,641
19,230	Mondelez International, Inc., Class A	1,334,562
	Total Food Products	$3,812,455
	Ground Transportation — 0.8%
2,657	Canadian National Railway Co.	$ 287,833
1,556	Union Pacific Corp.	316,848
	Total Ground Transportation	$604,681
	Health Care Equipment & Supplies — 5.4%
5,403	Becton Dickinson & Co.	$ 1,396,838
18,271	Medtronic Plc	1,431,715
4,952	Stryker Corp.	1,353,233
	Total Health Care Equipment & Supplies	$4,181,786
	Health Care Providers & Services — 2.8%
9,606	Cardinal Health, Inc.	$ 833,993
3,600	Cencora, Inc.	647,892
1,388	Humana, Inc.	675,290
	Total Health Care Providers & Services	$2,157,175
	Household Products — 1.3%
13,660	Colgate-Palmolive Co.	$ 971,363
	Total Household Products	$971,363
	Industrial REITs — 1.2%
8,173	Prologis, Inc.	$ 917,092
	Total Industrial REITs	$917,092
	Insurance — 3.6%
15,846	American International Group, Inc.	$ 960,268
37,605	Sun Life Financial, Inc.	1,835,124
	Total Insurance	$2,795,392
	IT Services — 1.8%
9,922	International Business Machines Corp.	$ 1,392,057
	Total IT Services	$1,392,057
	Machinery — 6.0%
3,812	Deere & Co.	$ 1,438,573
50,057	Gorman-Rupp Co.	1,646,875
7,949	Oshkosh Corp.	758,573
10,585	Timken Co.	777,892
	Total Machinery	$4,621,913
	Media — 4.2%
18,902	Comcast Corp., Class A	$ 838,115

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/23 (unaudited) (continued)
Shares		Value
	Media — (continued)
22,926	Fox Corp., Class A	$ 715,291
31,607	Interpublic Group of Cos., Inc.	905,856
10,527	Omnicom Group, Inc.	784,051
	Total Media	$3,243,313
	Metals & Mining — 2.8%
11,873	Materion Corp.	$ 1,209,978
3,632	Reliance Steel & Aluminum Co.	952,419
	Total Metals & Mining	$2,162,397
	Multi-Utilities — 1.1%
16,622	CMS Energy Corp.	$ 882,794
	Total Multi-Utilities	$882,794
	Office REITs — 0.8%
6,275	Alexandria Real Estate Equities, Inc.	$ 628,127
	Total Office REITs	$628,127
	Oil, Gas & Consumable Fuels — 10.0%
9,450	Chevron Corp.	$ 1,593,459
48,501	Coterra Energy, Inc.	1,311,952
26,798	Exxon Mobil Corp.	3,150,909
4,210	Phillips 66	505,831
17,831	Shell Plc (A.D.R.)	1,147,960
	Total Oil, Gas & Consumable Fuels	$7,710,111
	Personal Care Products — 0.8%
30,833	Kenvue, Inc.	$ 619,127
	Total Personal Care Products	$619,127
	Pharmaceuticals — 5.8%
10,509	Johnson & Johnson	$ 1,636,777
8,463	Merck & Co., Inc.	871,266
5,218	Novo Nordisk AS (A.D.R.)	474,525
16,321	Pfizer, Inc.	541,367
17,247	Sanofi (A.D.R.)	925,129
	Total Pharmaceuticals	$4,449,064
	Residential REITs — 1.0%
8,129	Camden Property Trust	$ 768,841
	Total Residential REITs	$768,841
	Semiconductors & Semiconductor Equipment — 3.1%
6,387	Analog Devices, Inc.	$ 1,118,300
16,665	Microchip Technology, Inc.	1,300,703
	Total Semiconductors & Semiconductor Equipment	$2,419,003
	Software — 1.6%
3,863	Microsoft Corp.	$ 1,219,742
	Total Software	$1,219,742
	Specialized REITs — 1.0%
6,596	Digital Realty Trust, Inc.	$ 798,248
	Total Specialized REITs	$798,248

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Specialty Retail — 3.1%
4,532	Lowe's Cos., Inc.	$ 941,931
16,059	TJX Cos., Inc.	1,427,324
	Total Specialty Retail	$2,369,255
	Textiles, Apparel & Luxury Goods — 0.6%
3,793	Ralph Lauren Corp.	$ 440,329
	Total Textiles, Apparel & Luxury Goods	$440,329
	Trading Companies & Distributors — 1.0%
4,872	Ferguson Plc	$ 801,298
	Total Trading Companies & Distributors	$801,298
	Total Common Stocks (Cost $63,455,301)	$76,565,541

	SHORT TERM INVESTMENTS — 0.5% of Net Assets
	Open-End Fund — 0.5%
417,804(b)	Dreyfus Government Cash Management, Institutional Shares, 5.22%	$ 417,804
		$417,804
	TOTAL SHORT TERM INVESTMENTS (Cost $417,804)	$417,804
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $63,873,105)	$76,983,345
	OTHER ASSETS AND LIABILITIES — 0.1%	$74,752
	net assets — 100.0%	$77,058,097

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2023.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2023, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$76,565,541	$—	$—	$76,565,541
Open-End Fund	417,804	—	—	417,804
Total Investments in Securities	$76,983,345	$—	$—	$76,983,345
During the period ended September 30, 2023, there were no transfers in or out of Level 3.
4